Hedge Accounting - Summary of Hedge Cash flow (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Detailed Information about Hedges [Line Items]
Variation in value recognized in Other comprehensive income	R$ (16,000,000)	R$ (1,135,000,000)	R$ (571,000,000)
Nominal Value	116,430,000,000	126,549,000,000
Hedge of deposits and repurchase agreements [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	24,543,000,000	29,727,000,000
Hedge of assets transactions [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	5,656,000,000	8,003,000,000
Hedge of asset backed securities under repurchase agreements [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	32,130,000,000	38,013,000,000
Hedge of assets denominated in UF [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	12,582,000,000	13,221,000,000
Hedge of highly probable forecast transactions [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	294,000,000	71,000,000
Cash flow hedges [member]
Disclosure of Detailed Information about Hedges [Line Items]
Book value of the hedged item, Assets	49,611,000,000	58,126,000,000
Book value of the hedged item, Liabilities	29,160,000,000	32,927,000,000
Variation in value recognized in Other comprehensive income	(2,217,000,000)	(1,077,000,000)
Cash flow hedge reserve	(2,524,000,000)	(2,333,000,000)
Nominal Value	80,052,000,000	92,408,000,000
Variation in the amounts used to calculate hedge ineffectiveness	(2,219,000,000)	(1,187,000,000)
Cash flow hedges [member] | Hedge of loan operations [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	257,000,000	268,000,000
Cash flow hedges [member] | Hedge of funding [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	4,590,000,000	3,105,000,000
Interest rate risk [Member] | Cash flow hedges [member] | Hedge of deposits and repurchase agreements [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Book value of the hedged item, Liabilities	24,543,000,000	29,727,000,000
Variation in value recognized in Other comprehensive income	(2,808,000,000)	(1,682,000,000)
Cash flow hedge reserve	(3,310,000,000)	(2,946,000,000)
Nominal Value	24,543,000,000	29,727,000,000
Variation in the amounts used to calculate hedge ineffectiveness	(2,814,000,000)	(1,800,000,000)
Interest rate risk [Member] | Cash flow hedges [member] | Hedge of assets transactions [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Book value of the hedged item, Assets	5,564,000,000	7,866,000,000
Variation in value recognized in Other comprehensive income	91,000,000	136,000,000
Cash flow hedge reserve	91,000,000	136,000,000
Nominal Value	5,656,000,000	8,003,000,000
Variation in the amounts used to calculate hedge ineffectiveness	91,000,000	136,000,000
Interest rate risk [Member] | Cash flow hedges [member] | Hedge of asset backed securities under repurchase agreements [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Book value of the hedged item, Assets	30,896,000,000	36,668,000,000
Variation in value recognized in Other comprehensive income	520,000,000	353,000,000
Cash flow hedge reserve	520,000,000	353,000,000
Nominal Value	32,130,000,000	38,013,000,000
Variation in the amounts used to calculate hedge ineffectiveness	523,000,000	359,000,000
Interest rate risk [Member] | Cash flow hedges [member] | Hedge of loan operations [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Book value of the hedged item, Assets	269,000,000	274,000,000
Variation in value recognized in Other comprehensive income	12,000,000	6,000,000
Cash flow hedge reserve	12,000,000	6,000,000
Nominal Value	257,000,000	268,000,000
Variation in the amounts used to calculate hedge ineffectiveness	14,000,000	7,000,000
Interest rate risk [Member] | Cash flow hedges [member] | Hedge of assets denominated in UF [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Book value of the hedged item, Assets	12,588,000,000	13,247,000,000
Variation in value recognized in Other comprehensive income	6,000,000	26,000,000
Cash flow hedge reserve	6,000,000	26,000,000
Nominal Value	12,582,000,000	13,221,000,000
Variation in the amounts used to calculate hedge ineffectiveness	5,000,000	23,000,000
Interest rate risk [Member] | Cash flow hedges [member] | Hedge of funding [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Book value of the hedged item, Liabilities	4,617,000,000	3,200,000,000
Variation in value recognized in Other comprehensive income	(27,000,000)	78,000,000
Cash flow hedge reserve	(22,000,000)	86,000,000
Nominal Value	4,590,000,000	3,105,000,000
Variation in the amounts used to calculate hedge ineffectiveness	(27,000,000)	82,000,000
Foreign exchange risk [member]
Disclosure of Detailed Information about Hedges [Line Items]
Book value of the hedged item, Assets	0	0
Book value of the hedged item, Liabilities	14,396,000,000	14,820,000,000
Variation in value recognized in Other comprehensive income	(7,217,000,000)	(7,300,000,000)
Nominal Value	16,947,000,000	12,550,000,000
Variation in the amounts used to calculate hedge ineffectiveness	(7,220,000,000)	(7,296,000,000)
Foreign exchange risk [member] | Cash flow hedges [member] | Hedge of highly probable forecast transactions [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Book value of the hedged item, Assets	294,000,000	71,000,000
Variation in value recognized in Other comprehensive income	(11,000,000)	6,000,000
Cash flow hedge reserve	179,000,000	6,000,000
Nominal Value	294,000,000	71,000,000
Variation in the amounts used to calculate hedge ineffectiveness	R$ (11,000,000)	R$ 6,000,000